Interests in Other Entities - Summary of Group's Principal Subsidiaries (Details) - Ordinary Shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Mesoblast, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Mesoblast, Inc.
Country of incorporation	USA
Equity holding	100.00%	100.00%
Mesoblast International Sarl
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)
Country of incorporation	Switzerland
Equity holding	100.00%	100.00%
Mesoblast Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Mesoblast Australia Pty Ltd
Country of incorporation	Australia
Equity holding	100.00%	100.00%
Mesoblast UK Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Mesoblast UK Ltd
Country of incorporation	United Kingdom
Equity holding	100.00%	100.00%
Mesoblast International (UK) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Mesoblast International (UK) Ltd
Country of incorporation	United Kingdom
Equity holding	100.00%	100.00%
BeiCell Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	BeiCell Ltd
Country of incorporation	Cayman Islands
Equity holding	100.00%	100.00%